Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly financial data
Revenues		$ 70,923	$ 67,132	$ 56,408	$ 63,960	$ 65,208	$ 67,064	$ 62,192	$ 40,148	$ 258,423	$ 234,612	$ 115,687
Operating income (loss)		18,337	(19,048)	28,221	39,923	18,862	56,169	89,794	(320)	67,433	164,505	9,152
Net income (loss)		13,273	(24,934)	22,237	35,942	14,775	51,236	84,686	(1,907)
Net income (loss) attributable to predecessor		8,373	306	22,475	15,139	(250)	14,162	63,811	(1,983)		75,740	(11,317)
Net income attributable to previous owners						8,349	37,064	20,997	194	46,293	66,604	14,355
Net income (loss) noncontrolling interest		87	92	16	(91)	84	10	(122)	(118)	104	(146)	(8)
Net income (loss) attributable to partners		$ 4,813	$ (25,332)	$ (254)	$ 20,894	$ 6,592
Basic and diluted earnings per unit	$ 0.30	$ 0.19	$ (1.13)	$ (0.01)	$ 0.94	$ 0.30				$ 0.01	$ 0.30